Condensed Consolidated Balance Sheets (Parentheticals) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Note receivable, net of allowance for credit losses (in Dollars)		$ 238,103	$ 108,568
Common Stock, par value (in Dollars per share)	$ 0		$ 0
Common Stock, shares issued	21,516,305		2,594,850
Common Stock, shares outstanding	21,516,305		2,594,850
Common Stock, shares authorized	Unlimited		Unlimited
Preferred Stock, par value (in Dollars per share)	$ 0		$ 0
Preferred stock, shares authorized	Unlimited		Unlimited
Preferred stock, shares issued			3,528,408
Preferred stock, shares outstanding			3,528,408
Grafiti Holding Inc
Note receivable, net of allowance for credit losses (in Dollars)		$ 238,103	$ 108,568
Common Stock, par value (in Dollars per share)		$ 0	$ 0	$ 0	$ 0
Common Stock, shares authorized			3,600,001	3,600,001	3,600,001
Common Stock, shares issued		4,615,384	3,600,001	3,600,001	3,600,001
Common Stock, shares outstanding		4,615,384	3,600,001	3,600,001	3,600,001
Common Stock, shares authorized		Unlimited	Unlimited